Audited Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 8,940,871	$ 8,164,080
Restricted cash		2,198,786	2,192,015
Accounts receivable, net		9,454,474	12,802,626
Contract assets, net		465,717	1,057,671
Loan receivable, net		1,996,208
Marketable equity securities		4,980,098
Prepayments and other current assets, net		256,464	67,822
Total current assets		30,110,432	24,396,402
Non-current assets
Property, plant and equipment, net		4,320,685	127,386
Right-of-use assets		94,573	130,134
Total non-current assets		4,415,258	257,520
TOTAL ASSETS		34,525,690	24,653,922
Current liabilities
Accounts payable		10,292,377	11,307,340
Contract liabilities		25	1,525
Other payables and accrued liabilities		502,419	445,333
Provisions for compensation and penalty			1,574,240
Tax payables			17,465
Lease liabilities – current		56,266	101,947
Borrowings		4,737,524
Warrant liabilities		22,383,800
Dividend payables		54,821	54,821
Total current liabilities		38,126,584	13,831,056
Non-current liability
Lease liabilities – non-current		39,177	29,378
Total non-current liability		39,177	29,378
TOTAL LIABILITIES		38,165,761	13,860,434
COMMITMENTS AND CONTINGENCIES
EQUITY (DEFICIT)
Ordinary shares, par value $0.0008 per share, 62,500,000 shares authorized including 50,000,000 Ordinary Shares and 12,500,000 Undesignated Shares; 3,247,117 and 8,623,102 issued and outstanding as of December 31, 2024 and 2025, respectively*	[1]	6,898	2,598
Additional paid-in capital	[1]	11,350,850	10,575,529
Retained earnings (Accumulated deficit)		(15,081,537)	133,277
Accumulated other comprehensive loss		(41,439)	(41,439)
Total shareholders’ equity (deficit)		(3,765,228)	10,669,965
Non-controlling interest		125,157	123,523
TOTAL EQUITY (DEFICIT)		(3,640,071)	10,793,488
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		34,525,690	24,653,922
Related Party
Current assets
Accounts receivable – related parties		878,876	112,188
Amount due from a related party, net		938,938
Current liabilities
Accounts payable – related parties		32,798	221,098
Amounts due to related parties		$ 66,554	$ 107,287

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company (See Note 1).